Revenue - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Disaggregation Of Revenue [Line Items]
Total revenue	$ 21,365	$ 66,327	$ 83,124	$ 308,647	$ 305,102	$ 201,207
Americas
Disaggregation Of Revenue [Line Items]
Total revenue	20,403	63,318	80,058	295,923	293,751	197,245
Europe
Disaggregation Of Revenue [Line Items]
Total revenue	463	1,324	1,324	6,226	6,271	3,594
Asia Pacific
Disaggregation Of Revenue [Line Items]
Total revenue	$ 499	$ 1,685	$ 1,742	$ 6,498	$ 5,080	$ 368